UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 4, 2009

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		29

FORM 13F Information Table Value Total:	$15,857,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1260    40527 SH       SOLE                    40527
ASML Holding N V ADR           COM              N07059111      350    16188 SH       SOLE                    16188
Adobe                          COM              00724F101      581    20534 SH       SOLE                    20534
Amdocs                         COM              G02602103      416    19411 SH       SOLE                    19411
Apple Computing                COM              037833100      773     5430 SH       SOLE                     5430
Applied Materials              COM              038222105      250    22680 SH       SOLE                    22680
Bio Reference Lab              COM              09057G602      625    19786 SH       SOLE                    19786
Biovail Corporation            COM              09067J109      574    42660 SH       SOLE                    42660
Blue Earth Refineries          COM              G11999102       99   112366 SH       SOLE                   112366
CR Bard                        COM              067383109      387     5202 SH       SOLE                     5202
Catalyst Pharmaceuticals       COM              14888U101       25    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      612    30724 SH       SOLE                    30724
Fuelnation, Inc.               COM              359528205        1   496780 SH       SOLE                   496780
General Electric               COM              369604103      567    48395 SH       SOLE                    48395
IBM                            COM              459200101      425     4069 SH       SOLE                     4069
Intel Corp.                    COM              458140100      642    38773 SH       SOLE                    38773
KHD Humboldt Wedag Inter'l Ltd COM              482462108      358    42948 SH       SOLE                    42948
KV Pharmaceutical Cl A         COM              482740206      492   153373 SH       SOLE                   153373
L3 Communications Hldg         COM              502424104      704    10153 SH       SOLE                    10153
Mass Financial Corp. Class A   COM              P64605101     1631   263959 SH       SOLE                   263959
Mattson Technology             COM              577223100      426   360941 SH       SOLE                   360941
Mymetics Corp                  COM              62856A102       37   210441 SH       SOLE                   210441
NII Holdings                   COM              62913F201     1033    54159 SH       SOLE                    54159
O2 Micro                       COM              67107W100      687   137340 SH       SOLE                   137340
QUALCOMM                       COM              747525103      549    12151 SH       SOLE                    12151
Scientific Games               COM              80874P109      602    38225 SH       SOLE                    38225
Semitool Inc.                  COM              816909105      533   115462 SH       SOLE                   115462
Sigma Design                   COM              826565103      765    47689 SH       SOLE                    47689
Staples Inc.                   COM              855030102      451    22328 SH       SOLE                    22328